UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 170.6%
Long-Term Municipal Bonds - 170.6%
Alabama - 2.1%
Alabama Pub Sch & Clg Auth
Series 2009A
5.00%, 5/01/19 (Pre-refunded/ETM)	$3,000	$3,575,250
Jefferson Cnty AL LT Sch Wts
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,067,480
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 2004C
5.125%, 11/15/24	1,500	1,514,385

		8,157,115

Alaska - 1.2%
Alaska Intl Arpt
NPFGC Series 2003B
5.00%, 10/01/26	2,000	2,011,160
Four Dam Pool AK Elec
Series 2004A
5.00%, 7/01/14 (Pre-refunded/ETM)	1,035	1,079,153
5.25%, 7/01/14 (Pre-refunded/ETM)	1,385	1,447,200

		4,537,513

Arizona - 1.5%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,298,075
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,531,067

		5,829,142

California - 26.2%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	4,860	5,667,829
California GO
5.00%, 8/01/13 (Pre-refunded/ETM)	60	60,000
5.00%, 2/01/31-2/01/33	6,225	6,476,105
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37 (a)	6,000	5,270,580
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 1996A
5.30%, 7/01/21	4,000	4,149,960
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	1,001,170
Coast CA CCD GO
AGM
5.00%, 8/01/23-8/01/24 (b)	11,370	12,810,011

	Principal Amount (000)	U.S. $ Value
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (b)	$4,480	$4,991,619
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,056,940
Los Angeles CA CCD GO
Series 2008F-1
5.00%, 8/01/28	5,800	6,333,774
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,229,872
Los Angeles CA Dept W&P Pwr
Series 2013B
5.00%, 7/01/30	10,000	10,726,300
Los Angeles CA Dept W&P Wtr
Series 2013A
5.00%, 7/01/29	3,840	4,166,631
Los Angeles CA Wstwtr Sys
Series 2010A
5.00%, 6/01/26	7,000	7,592,200
Series 2012C
5.00%, 6/01/25	3,865	4,320,258
Series 2013B
5.00%, 6/01/30	5,895	6,334,885
San Bernardino Cnty CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,520,271
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
Series 2012A
5.00%, 7/01/27-7/01/28	3,885	4,280,389
San Francisco City/Cnty CA Pub Util Wtr
Series 2012C
5.00%, 11/01/27	8,040	8,707,722

		102,696,516

Colorado - 6.5%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,579,852
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,563,686
Denver City/Cnty CO Arpt (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	6,926,626
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,211,477
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	926,090
Park Creek Met Dist CO

	Principal Amount (000)	U.S. $ Value
Series 05
5.25%, 12/01/25	$3,000	$3,151,200
5.50%, 12/01/30	890	932,649
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/19 (c)	1,180	590,000
6.125%, 12/01/22 (c)(d)	1,970	492,500

		25,374,080

Florida - 11.6%
Florida Brd of Ed GO (Florida GO)
Series 2011E
5.00%, 6/01/25	4,800	5,361,840
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,780,000
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1
5.40%, 4/01/42	3,000	3,000,060
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,587,710
Jacksonville FL Cap Impt
5.00%, 10/01/28-10/01/30	15,115	16,194,800
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,166,920
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	1,940	1,968,266
Univ of Central FL COP
NPFGC-RE Series 2004A
5.125%, 10/01/24	1,325	1,327,783

		45,387,379

Georgia - 4.0%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2012B
5.00%, 1/01/28	1,355	1,450,866
Metro Atlanta Rapid Tran Auth GA
Series 2012A
5.00%, 7/01/27	12,960	14,341,925

		15,792,791

Hawaii - 2.5%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	5,188,850
Hawaii Dept Budget & Finance (Hawaiian Electric Co.)
XLCA Series 2003B

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/22	$4,500	$4,503,870

		9,692,720

Illinois - 9.4%
Chicago IL GO
AGM Series 2004A
5.00%, 1/01/25	380	382,960
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,905,684
Chicago IL Wtr
5.00%, 11/01/26	2,000	2,118,200
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,091,300
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,577	2,433,513
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,097,600
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/31-1/01/32	10,145	10,505,072
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,700	1,633,224
Univ of Illinois
AGM
5.25%, 10/01/26 (b)	10,800	11,707,200

		36,874,753

Indiana - 0.6%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/14 (Pre-refunded/ETM)	1,045	1,096,926
5.50%, 7/15/14 (Pre-refunded/ETM)	1,105	1,159,908

		2,256,834

Louisiana - 7.3%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,462,236
Louisiana Gas & Fuels Tax
Series 2012A-1
5.00%, 5/01/25-5/01/26	10,000	11,117,925
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	535	561,536
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,383,666
5.25%, 12/01/20	1,000	1,066,070
NPFGC Series 05

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/29	$2,700	$2,764,584
RADIAN Series 2007A
5.00%, 12/01/22	5,875	6,232,611

		28,588,628

Massachusetts - 1.3%
Massachusetts Dev Fin Agy (Olin College)
Series 2013E
5.00%, 11/01/38	5,000	5,007,550

Michigan - 8.8%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,479,471
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	5,006,750
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (a)	4,000	3,795,160
Plymouth MI Ed Ctr Charter Sch
5.125%, 11/01/23	2,140	1,884,227
Wayne State Univ MI
Series 2009A
5.00%, 11/15/29	16,500	17,294,970

		34,460,578

Minnesota - 0.3%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,209,660

Mississippi - 1.0%
Gulfport MS Hosp Fin Auth (Memorial Hosp At Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,006,040

Missouri - 0.6%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	2,000	2,201,740

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	842,001

New Jersey - 3.0%
Morris-Union NJ Jt Comm COP
RADIAN
5.00%, 5/01/14 (Pre-refunded/ETM)	5,095	5,323,613
New Jersey EDA
Series 05
5.25%, 3/01/15 (Pre-refunded/ETM)	500	538,130

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2012B
5.00%, 1/01/28	$5,525	$5,852,080

		11,713,823

New York - 21.4%
Metropolitan Trnsp Auth NY
Series 2012F
5.00%, 11/15/30	5,000	5,195,250
Series 2013C
5.00%, 11/15/32	5,000	5,128,000
New York NY GO
Series 2004G
5.00%, 12/01/14 (Pre-refunded/ETM)	755	801,584
5.00%, 12/01/23	845	879,248
Series 2006J
5.00%, 6/01/22	1,160	1,256,999
Series 2010E
5.00%, 8/01/28	1,690	1,799,563
Series 2012E
5.00%, 8/01/24	2,000	2,256,240
Series 2012F
5.00%, 8/01/26	7,510	8,232,837
Series 2012I
5.00%, 8/01/27-8/01/28	3,355	3,622,486
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	5,000	5,468,200
Series 2012FF
5.00%, 6/15/28	7,150	7,689,753
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/24	7,395	8,178,870
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (b)	7,000	7,693,420
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	7,000	7,737,275
5.00%, 6/15/27	5,000	5,533,050
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	318,084
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/26	10,000	10,992,100
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,184,777

		83,967,736

North Carolina - 1.1%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 2004A
5.25%, 7/01/24	2,895	2,988,248

	Principal Amount (000)	U.S. $ Value
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM
5.25%, 6/01/22	$1,080	$1,212,008

		4,200,256

Ohio - 3.0%
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/27	3,990	4,391,852
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (c)	1,840	1,430,913
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,002,950
Summit Cnty OH Port Auth
5.00%, 12/01/25	1,000	1,085,230

		11,910,945

Oregon - 2.7%
Forest Grove OR (Pacific Univ)
RADIAN Series 2005A
5.00%, 5/01/28	4,760	4,794,320
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25	5,000	5,749,450

		10,543,770

Pennsylvania - 2.4%
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	501,545
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	1,700	1,767,167
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	3,710,921
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/28	1,500	1,619,355
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (c)	1,150	870,677
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,030,986

		9,500,651

Puerto Rico - 2.2%
Puerto Rico GO
Series 2001A

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/19	$1,705	$1,740,174
Series 2006A
5.25%, 7/01/23	2,625	2,507,479
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	1,000	1,033,350
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007N
5.50%, 7/01/22	3,370	3,330,167

		8,611,170

Rhode Island - 1.5%
Rhode Island Hlth & Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,877,498

South Carolina - 4.0%
Charleston SC Edl Excellence Fin Corp.
5.25%, 12/01/15 (Pre-refunded/ETM)	2,000	2,216,580
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	1,600	1,715,600
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	5,450	5,705,005
South Carolina Pub Svc Auth
Series 2012A
5.00%, 12/01/27	5,465	5,844,326

		15,481,511

Tennessee - 0.6%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,817,042
5.25%, 9/01/26	725	736,875

		2,553,917

Texas - 32.2%
Alvin TX ISD GO
Series 2009B
5.00%, 2/15/28	960	1,019,894
Austin TX Wtr & Wstwtr Sys
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	8,699,558
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	480	484,550
Dallas Fort Worth TX Intl Arpt
Series 2003A
5.25%, 11/01/25	2,000	2,015,080
Dallas TX ISD GO
6.00%, 2/15/28	2,500	2,844,800
Dripping Springs TX ISD GO

	Principal Amount (000)	U.S. $ Value
5.125%, 2/15/28	$5,715	$6,164,313
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	8,392,432
Frisco TX GO
5.00%, 2/15/16 (Pre-refunded/ETM)	3,220	3,574,039
Harris City TX Toll Road (Harris Cnty TX Toll Road)
Series 2012C
5.00%, 8/15/30	2,345	2,497,425
Harris Cnty TX Met Trnsp Auth
Series 2011A
5.00%, 11/01/26	4,000	4,407,960
Harris Cnty TX Toll Road
Series 2012C
5.00%, 8/15/32	5,055	5,290,411
Houston TX GO
Series 2012A
5.00%, 3/01/26-3/01/27	12,140	13,369,049
Houston TX Util Sys
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	9,417,485
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,144,473
Lower Colorado River Auth TX
5.25%, 5/15/25	425	426,245
NPFGC
5.00%, 5/15/31	1,355	1,358,469
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,032,620
Seguin Hgr Ed Fac Corp. TX
Series 04
5.25%, 9/01/14 (Pre-refunded/ETM)	1,000	1,053,730
5.25%, 9/01/14 (Pre-refunded/ETM)	1,250	1,317,163
Texas GO
Series 2002A
5.50%, 8/01/41	9,470	9,478,239
Series 2005A
5.00%, 4/01/28	8,000	8,364,640
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	1,929,806
Texas Trnsp Comm
5.00%, 4/01/23 (b)	20,600	23,100,222
Univ of Texas
Series A
5.25%, 8/15/22	6,825	7,814,147

		126,196,750

Virginia - 1.5%
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	3,000	2,784,900
Virginia Trnsp Brd (Virginia Fed Hwy Grant)

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 9/15/27	$3,000	$3,264,450

		6,049,350

Washington - 8.3%
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/23	5,250	6,011,775
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,451,316
Series 2009
5.00%, 6/01/27	3,885	4,066,313
Washington Fed Hwy Grant
Series 2012F
5.00%, 9/01/24	15,000	16,909,650

		32,439,054

Wisconsin - 1.6%
Wisconsin GO
Series 20033
5.00%, 11/01/26	2,135	2,145,440
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
Series 2002A
5.60%, 5/01/33	3,975	3,975,795

		6,121,235

Total Municipal Obligations (cost $670,492,676)		668,082,706

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio 0.09% (e) (cost $942,042)	942,042	942,042

Total Investments - 170.8% (cost $671,434,718) (f)		669,024,748
Other assets less liabilities - (8.9)%		(35,168,294)
Preferred Shares at liquidation value - (61.9)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (g)		$391,631,454

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $9,065,740 or 2.3% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,768,374 and gross unrealized depreciation of investments was $(21,178,344), resulting in net unrealized depreciation of $(2,409,970).
(g)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2013, the Fund held 26.3% of net assets in insured bonds (of this amount 5.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$644,083,810		$23,998,896		$668,082,706
Short-Term Investments		942,042		– 0	–	– 0	–	942,042

Total Investments in Securities		942,042		644,083,810		23,998,896		669,024,748
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$942,042		$644,083,810		$23,998,896		$669,024,748

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/12	$33,105,765		$33,105,765
Accrued discounts/(premiums)	(21,722)		(21,722)
Realized gain (loss)	(224,681)		(224,681)
Change in unrealized appreciation/depreciation	(1,666,544)		(1,666,544)
Purchases	3,825,200		3,825,200
Sales	(11,019,122)		(11,019,122)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/13	$23,998,896		$23,998,896

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/13	$(1,243,889)		$(1,243,889)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at July 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$23,998,896	Third Party Vendor	Evaluated Quotes	$25.00 - $104.49/$92.24

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2013